Redeemable Ordinary Shares - Schedule of Redeemable Value (Details)	12 Months Ended
Jun. 30, 2025 USD ($)
Schedule of Redeemable Value [Abstract]
Balance as of June 30, 2024 and July 1, 2024
Issue price from Redeemable Ordinary Shares on January 21, 2025	1,121,033
Add:
Accretion to redemption value of mezzanine equity	39,559
Balance as of June 30, 2025	$ 1,160,592